Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net (loss) income	$ (2,822,319)	$ 238,665	$ 4,457,097
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Provision of doubtful accounts receivable	753,447	1,449,827	336,367
Depreciation and amortization expenses	383,286	341,608	202,325
Gain from disposal of property and equipment	(96,921)
Amortization of right of use assets	347,025	361,369	222,353
Share-based compensation expenses	160,777	211,823	168,350
Deferred tax expenses (benefits)	134,125	(1,346,616)	(58,424)
Changes in fair value of short-term investments	240,489	58,403	10,331
Downward adjustments in investments in an equity security	65,394
Equity investment loss	80	13,758	25,622
Changes in operating assets and liabilities:
Accounts receivable	1,076,292	(104,230)	(5,486,914)
Prepayments	(659,496)	171,144	(197,402)
Prepayments – related party	(118,888)
Inventories	(193,833)
Other current assets	66,148	1,302,009	(1,143,200)
Accounts payable	103,825	(375,144)	260,350
Advances from customers	369,249	496	6,398
Income tax payable	3,557	905,733	535,981
Accrued expenses and other liabilities	(167,585)	(4,430)	179,738
Lease liabilities	(306,392)	(362,567)	(230,819)
Deferred government grants			(325,992)
Net Cash (Used in) Provided by Operating Activities	(661,740)	2,861,848	(1,037,839)
Cash Flows from Investing Activities:
Purchases of property and equipment	(1,615,905)	(1,799,860)	(160,602)
Proceeds from disposal of property and equipment	1,112,440
Payments of deposits for property purchase	(245,467)		(688,267)
Investments in short-term investments	(996,638)		(2,043,259)
Release from short-term investments	533,891	1,678,367
Investment in a limited partnership			(1,217,039)
Investment in equity method investees		(708,129)
Investment in an equity security		(150,000)
Acquisition of a subsidiary	(3,055,432)
Loan (provided to) repayment from related parties	139,694	(387,549)	14,489
Loans provided to third parties	(1,032,219)	(3,725,211)
Loans repayment from third parties	1,806,772	1,075,098
Increase of cash in connection with acquisition of subsidiary	6,206
Net Cash Used in Investing Activities	(3,346,658)	(4,017,284)	(4,094,678)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary shares in connection with initial public offering, net of offering cost			11,886,363
Payment of expenses relating to initial public offerings			(388,709)
Proceeds from issuance of ordinary shares in connection with direct offering	1,850,744
Net Cash Provided by Financing Activities	1,850,744		11,497,654
Effect of exchange rate changes on cash and cash equivalents	(236,875)	(2,529)	875,258
Net (decrease) increase in cash and cash equivalents	(2,394,529)	(1,157,965)	7,240,395
Cash and cash equivalents at beginning of year	13,914,982	15,072,947	7,832,552
Cash and cash equivalents at end of year	11,520,453	13,914,982	15,072,947
Supplemental Cash Flow Information
Cash paid for interest expense
Cash paid for income tax	134,232	91,464	2,642
Noncash investing activities
Right of use assets obtained in exchange for operating lease obligations	1,774,723	555,639	37,919
Due from a third party for disposal of property and equipment	210,868
Acquisition of property and equipment by settlement of deposits for property and equipment	$ 160,940